Offerings - Offering: 1	Apr. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 22,131,087,411.51
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,388,269.48
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the accompanying preliminary information statement filed by Rocket Companies, Inc. (the "Company") of which this Exhibit 107 is a part. 1.a. Aggregate number of securities to which transaction applies: The maximum number of securities of the Company to which this transaction applies is estimated to be 1,848,879,483 which consists of (i) 1,847,777,661 shares of the Company's Class L common stock, par value $0.00001 (the "Class L Common Stock") to be issued as merger consideration for shares of Rock Holdings Inc. and (ii) 1,101,822 shares of the Company's Class L Common Stock issuable upon exchange of the Company's Class D common stock, par value $0.00001, in the DG Exchange. 1.b. In accordance with Rule 0-11 under the Exchange Act the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated based on the product of 1,848,879,483 Class L Common Stock, multiplied by $11.97, representing the average of the high and low trading prices of the Company's Class A common stock, par value $0.00001, reported on the New York Stock Exchange on March 31, 2025; 1.c. In accordance with Section 14(g) of the Exchange Act and Rule 0-11 under the Exchange Act the filing fee was determined by multiplying the product calculated in the preceding sentence by 0.00015310.